Summary of Significant Accounting Policies (Details Narrative) - TALENTEC SDN. BHD. [Member] - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Foreign currency transactions amount	$ (24,695)	$ 49,290
Contract assets		3,380
Contract liabilities	573,312	475,697
Deferred costs	$ 345,780	$ 317,761